Schedule IV - Mortgage Loans on Real Estates	12 Months Ended
Dec. 31, 2012
Mortgage Loans On Real Estate [Abstract]
Mortgage Loans On Real Estate By Loan Disclosure
CORPORATE PROPERTY ASSOCIATES 16 – GLOBAL INCORPORATED
SCHEDULE IV — MORTGAGE LOANS ON REAL ESTATE
at December 31, 2012
(dollars in thousands)

		Final	Face	Carrying
	Interest	Maturity	Amount of	Amount of
Description	Rate	Date	Mortgage	Mortgage
Note receivable issued to venture partner - Hellweg 2 transaction (a)	8.0%	Apr. 2017	$311,150	$21,747
Note receivable related to installment sale - PRG transaction (b)	7.9%	Mar. 2029	11,811	11,811
Construction line of credit provided to Ryder Properties, LLC	6.3%	Feb. 2015	9,504	9,836
			$332,465	$43,394

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  Amounts are based on the exchange rate of the local currencies at December 31, 2012.
  During 2012, we recorded a note receivable from PRG in conjunction with a restructuring of the underlying lease (Note 6).

NOTES TO SCHEDULE IV — MORTGAGE LOANS ON REAL ESTATE
(in thousands)

	Reconciliation of Mortgage Loans on Real Estate
	Years Ended December 31,
	2012	2011	2010
Balance at beginning of year	$55,494	$55,504	$362,707
Additions	11,811	700	8,349
Accretion of principal	53	49	40
Reduction in Hellweg 2 note receivable due to put option exercise (a)	-	-	(297,263)
Repayments	(24,405)	(260)	-
Foreign currency translation adjustment	441	(499)	(18,329)
Balance at close of year	$43,394	$55,494	$55,504

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(a)       During 2010, we and our affiliates exercised an option to acquire an additional interest in an investment from an unaffiliated third party. In this option exercise, we reduced the third party's note receivable with us by $297.3 million (Note 6).